COMMITMENTS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Minimum Rental And Lease Payments	$ 861	$ 850
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	362	398
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	382	347
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 117	$ 105